BORROWINGS - Borrowings by Nature (Details)					6 Months Ended	12 Months Ended
	Jun. 30, 2020 EUR (€)	May 13, 2020 EUR (€)	Aug. 08, 2019 EUR (€)	Mar. 28, 2018 EUR (€)	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CHF (SFr)	Jul. 15, 2020 EUR (€) credit_facility	Jun. 30, 2020 USD ($)	May 22, 2020 EUR (€)	Apr. 24, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Nominal value						€ 2,386,000,000
Gross lease liabilities						194,000,000
Arrangement fees						(27,000,000)
Accrued interests						32,000,000
Accrued interest lease liabilities						1,000,000
Borrowings						2,391,000,000	€ 2,361,000,000
Leases						195,000,000	188,000,000
Non-current borrowings						2,299,000,000	2,160,000,000
Current borrowings						92,000,000	201,000,000
Repurchase of senior notes						200,000,000	100,000,000	€ 0
Secured Pan-U.S. ABL (due 2022)
Disclosure of detailed information about borrowings [line items]
Borrowings						0	127,000,000
Secured U.S. DDTL (due 2022)
Disclosure of detailed information about borrowings [line items]
Borrowings						0	0							€ 166,000,000
Net orderly liquidation value of eligible equipment percentage														50.00%
Secured French PGE French Facility (due 206)
Disclosure of detailed information about borrowings [line items]
Nominal value						180,000,000			$ 180,000,000
Arrangement fees						0
Accrued interests						0
Borrowings						€ 180,000,000	0
Secured French PGE French Facility (due 206) | French Government
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 180,000,000
Percentage of borrowings guaranteed		80.00%
Extension period		5 years
Percentage of borrowing costs		0.50%
Draw amortization period		2 years
Effective rate		2.50%
Secured French PGE French Facility (due 206) | French Government | First year
Disclosure of detailed information about borrowings [line items]
Percentage of borrowing costs		1.00%
Secured French PGE French Facility (due 206) | French Government | Second year
Disclosure of detailed information about borrowings [line items]
Percentage of borrowing costs		1.00%
Secured French PGE French Facility (due 206) | French Government | Third year
Disclosure of detailed information about borrowings [line items]
Percentage of borrowing costs		1.00%
Secured French PGE French Facility (due 206) | French Government | Fourth year
Disclosure of detailed information about borrowings [line items]
Percentage of borrowing costs		2.00%
Secured French PGE French Facility (due 206) | French Government | Fifth year
Disclosure of detailed information about borrowings [line items]
Percentage of borrowing costs		2.00%
Secured French PGE French Facility (due 206) | French Government | Sixth year
Disclosure of detailed information about borrowings [line items]
Percentage of borrowing costs		2.00%
Secured French PGE French Facility (due 206) | French Government | EURIBOR
Disclosure of detailed information about borrowings [line items]
Extension period		5 years
Interest rate floor		0.00%
Secured French PGE French Facility (due 206) | French Government | EURIBOR | For the first six months
Disclosure of detailed information about borrowings [line items]
Interest rate margin		1.30%
Secured French PGE French Facility (due 206) | French Government | EURIBOR | Annually thereafter
Disclosure of detailed information about borrowings [line items]
Interest rate margin		0.50%
Secured French PGE French Facility (due 206) | BPI France | French Government
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 30,000,000
Secured German Facility (due 2022)
Disclosure of detailed information about borrowings [line items]
Nominal rate						2.00%
Borrowings						€ 0	0
Secured Inventory Facility (due 2021)
Disclosure of detailed information about borrowings [line items]
Borrowings						0	0
Senior Unsecured Notes due 2024
Disclosure of detailed information about borrowings [line items]
Nominal value						€ 326,000,000			400,000,000
Nominal rate						5.75%
Arrangement fees						€ (3,000,000)
Accrued interests						2,000,000
Borrowings						325,000,000	355,000,000
Senior Unsecured Notes due 2021
Disclosure of detailed information about borrowings [line items]
Nominal value						€ 0
Nominal rate					4.625%	4.625%
Arrangement fees						€ 0
Accrued interests						0
Borrowings			€ 300,000,000			0	200,000,000
Repurchase of senior notes	€ 200,000,000		€ 100,000,000
Senior Unsecured Notes due 2025
Disclosure of detailed information about borrowings [line items]
Nominal value						€ 530,000,000			650,000,000
Nominal rate						6.625%
Arrangement fees						€ (8,000,000)
Accrued interests						12,000,000
Borrowings						534,000,000	582,000,000
Senior Unsecured Notes due 2026
Disclosure of detailed information about borrowings [line items]
Nominal value						€ 407,000,000			500,000,000
Nominal rate						5.875%
Arrangement fees						€ (5,000,000)
Accrued interests						9,000,000
Borrowings						411,000,000	449,000,000
Senior Unsecured Note due 2026
Disclosure of detailed information about borrowings [line items]
Nominal value						€ 400,000,000
Nominal rate						4.25%
Arrangement fees						€ (5,000,000)
Accrued interests						6,000,000
Borrowings						401,000,000	400,000,000
Senior Unscured Notes due 2028
Disclosure of detailed information about borrowings [line items]
Nominal value						€ 265,000,000			$ 325,000,000			$ 325,000,000
Nominal rate					5.625%	5.625%
Arrangement fees	€ (6,000,000)				€ (6,000,000)	€ (6,000,000)
Accrued interests						1,000,000
Borrowings						260,000,000	0
Unsecured Revolving Credit Facility (due 2021)
Disclosure of detailed information about borrowings [line items]
Borrowings						0	0
Unsecured Revolving Credit Facility (due 2021) | BPI France
Disclosure of detailed information about borrowings [line items]
Borrowing capacity				€ 10,000,000		3,000,000
Unsecured Swiss Facility (due 2025)
Disclosure of detailed information about borrowings [line items]
Nominal value						€ 18,000,000				SFr 20,000,000
Nominal rate						1.18%
Arrangement fees						€ 0
Accrued interests						0
Borrowings						€ 18,000,000	0
Unsecured Swiss Facility (due 2025) | Swiss Government
Disclosure of detailed information about borrowings [line items]
Borrowings													€ 20,000,000
Percentage of borrowings guaranteed													85.00%
Unsecured German Facilities (due 2022)
Disclosure of detailed information about borrowings [line items]
Nominal rate						2.12%
Borrowings						€ 0	0
Other loans
Disclosure of detailed information about borrowings [line items]
Nominal value						66,000,000
Arrangement fees						0
Accrued interests						1,000,000
Borrowings						67,000,000	€ 60,000,000
Secured and Unsecured German Credit Facilities due 2022 | German State
Disclosure of detailed information about borrowings [line items]
Percentage of borrowings guaranteed											80.00%
Number of credit facilities | credit_facility											2
Secured and Unsecured German Credit Facility due 2022 One | German State
Disclosure of detailed information about borrowings [line items]
Borrowings											€ 25,000,000
Secured and Unsecured German Facility due 2022 Two | German State
Disclosure of detailed information about borrowings [line items]
Borrowings											€ 25,000,000
Financing Arrangements
Disclosure of detailed information about borrowings [line items]
Borrowings						€ 44,000,000